Aspiration Redwood Fund
Aspiration Redwood Fund
Supplement to the
Prospectus and Summary Prospectus

February 26, 2019
This supplement to the Prospectus and Summary Prospectus each dated February 1, 2019, for the Aspiration Redwood Fund (the “Fund”), a series of the Aspiration Funds (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-800-683-8529. You may obtain copies of the Prospectus and Summary Prospectus, free of charge, by visiting the Fund’s website at www.aspiration.com or calling the Fund’s toll-free at the number above.
The Purpose of this supplement is correct data in the Fund’s Annual Fund Operating Expenses table.
The table titled “Annual Fund Operating Expenses,” along with its footnotes is revised by replacing the table in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aspiration Redwood Fund - Aspiration Redwood Fund -		Total	Total
Management Fees	[1]	none	2.00%
Distribution and/or Service (12b-1) Fee		0.25%	0.25%
Other Expenses		1.41%	1.41%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.67%	3.67%
Expense Reimbursements		(1.16%)	(1.16%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	[3]	0.51%	2.51%
[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Adviser"), and may pay the Adviser a fee in the amount they believe is fair ranging from 0% to 2.00% of the value of the account. This range is reflected in the above columns. These amounts will not be deducted from Fund assets.
[2]	These are expenses indirectly incurred by the Fund as a result of investing in one or more underlying investment companies (i.e., fees the Fund pays as a shareholder of the underlying investment companies).
[3]	The Adviser has signed an expense limitation agreement ("Agreement") with the Fund under which it agrees to limit annual fund operating expenses to 0.50% ("Maximum Operating Expense Limit"). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies, as mentioned in Footnote 2. The Adviser has agreed to waive or reimburse 12b-1 fees but has not agreed to waive or reimburse other indirect expenses, nor has the Adviser agreed to reimburse the Fund for any taxes it may pay. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund's annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement cannot be terminated by the Adviser prior to January 31, 2020, at which time the Adviser will determine whether to renew or revise the agreement. The Board of Trustees may terminate the Agreement at any time. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the initial Agreement.